SUPPLEMENT TO THE
FIDELITY DESTINY PORTFOLIOS:
DESTINY I: CLASS O AND CLASS N AND DESTINY II: CLASS O AND CLASS N NOVEMBER 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION BEGINNING ON PAGE 11.

   Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and FBS, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999. NFSC and FBS are paid on a commission basis.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 19.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

RALPH F. COX (67), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), and Bonneville Pacific (independent power and petroleum production). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

PHYLLIS BURKE DAVIS (68), Trustee. Mrs. Davis is retired from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. sales, distribution, and manufacturing. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc., Nabisco Brands, Inc. , and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended September 30, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Destiny IB,C,E               Destiny IIB,D,E              Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 2,265                      $ 1,426                      $ 223,500

Phyllis Burke Davis          $ 2,250                      $ 1,416                      $ 220,500

Robert M. Gates              $ 2,285                      $ 1,439                      $ 223,500

E. Bradley Jones****         $ 2,265                      $ 1,426                      $ 222,000

Donald J. Kirk               $ 2,296                      $ 1,447                      $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 2,285                      $ 1,439                      $ 223,500

Gerald C. McDonough          $ 2,821                      $ 1,776                      $ 273,500

Marvin L. Mann               $ 2,249                      $ 1,417                      $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 2,281                      $ 1,436                      $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 23.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Ltd. (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

THE FOLLOWING INFORMATION REPLACES THE FIRST, SECOND AND THIRD
PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 25.

SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial for the funds.

For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 25.

On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

   SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS N AND DESTINY II - CLASS N
   NOVEMBER 26, 1999
PROSPECTUS

   The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Investment    s    Japan Ltd. (FIJ),
in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The following information replaces similar information found in the
"Fund Management" section     beginning    on page F-18.

   FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
   DESTINY I - CLASS O AND DESTINY II - CLASS O
NOVEMBER 26, 1999 PROSPECTUS

   The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Investment    s    Japan Ltd. (FIJ),
in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The following information replaces similar information found in the
"Fund Management" section     beginning    on page F-18.

   FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS N AND DESTINY II - CLASS N
   NOVEMBER 26, 1999
PROSPECTUS

   The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Investment    s    Japan Ltd. (FIJ),
in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The following information replaces similar information found in the
"Fund Management" section     beginning    on page F-18.

   FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
   DESTINY I - CLASS O AND DESTINY II - CLASS O
NOVEMBER 26, 1999 PROSPECTUS

   The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet)    Fidelity Investment    s    Japan Ltd. (FIJ),
in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The following information replaces similar information found in the
"Fund Management" section     beginning    on page F-18.

   FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.